UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3420

                              Oppenheimer Bond Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

          Date of reporting period: January 1, 2004 - December 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

CORPORATE BONDS & NOTES--TOP TEN INDUSTRIES
--------------------------------------------------------------------------------
Insurance                                                                   3.9%
--------------------------------------------------------------------------------
Electric Utilities                                                          3.9
--------------------------------------------------------------------------------
Media                                                                       3.5
--------------------------------------------------------------------------------
Diversified Financial Services                                              3.0
--------------------------------------------------------------------------------
Automobiles                                                                 2.9
--------------------------------------------------------------------------------
Diversified Telecommunication Services                                      2.6
--------------------------------------------------------------------------------
Real Estate                                                                 1.7
--------------------------------------------------------------------------------
Food & Staples Retailing                                                    1.6
--------------------------------------------------------------------------------
Food Products                                                               1.3
--------------------------------------------------------------------------------
Oil & Gas                                                                   1.2

Portfolio's holdings and allocations are subject to change. Percentages are as of December 31, 2004, and are based on net assets.

--------------------------------------------------------------------------------
CREDIT ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Treasury                                                                    5.7%
Agency                                                                     42.4
AAA                                                                        18.7
AA                                                                          2.9
A                                                                           8.3
BBB                                                                        17.0
BB                                                                          2.6
B                                                                           0.1
Not Rated                                                                   2.3

Portfolio's holdings and allocations are subject to change. Percentages are as of December 31, 2004, and are based on total investments.
--------------------------------------------------------------------------------


                         10 | OPPENHEIMER CORE BOND FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED DECEMBER 31, 2004, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. Oppenheimer Core Bond Fund delivered a favorable, competitive yield and total return for the 12-month period ended December 31, 2004, largely due to sector decisions and individual security selection among both corporate bonds and mortgage-related securities, with a small contribution from interest rate decisions. Throughout the period, we maintained a healthy risk exposure to corporate, mortgage, and agency securities. This increased exposure performed well for us since these securities benefited for the year as demand continued to be robust and spreads versus treasuries tightened over the year. Specifically, our individual security selection within each of our sector allocations added to performance. For example, within our mortgage-backed securities (MBS) holdings, our emphasis on older, higher-coupon issues gave the Fund a clear advantage over the outstanding mortgage universe, which generally emphasizes pools of lower-coupon mortgages issued in the low interest-rate environment of the past few years. Their lower coupon/yield offerings made those securities less and less appealing to investors as rates began their ascent, and consequently, they underperformed higher-coupon mortgages. While we did hold lower-coupon mortgages, we believed it prudent to maintain a diversified mix of mortgage securities while emphasizing one segment of the sector, as a way to better insulate the Fund from unforeseen volatility.

      The second most significant benefit to Fund performance this fiscal year came from our security selection within, as well as our overall emphasis on, the corporate credit sector. Among corporate credits, our specific emphasis on BBB-rated, or lower quality, corporate issues substantially supported performance, as this segment of the corporate market outperformed the higher-rated segments of the investment-grade credit universe. We enjoyed particularly good performance from many of our media- and automotive-related bonds, with these sectors generally leading the triple-B rated segment's rally. Finally, our tactical allocation to high-yield, or "junk" bonds (3.3% of assets), helped Fund performance, as these bonds not only gave a boost to the Fund's yield, but continued to perform well in 2004.

      Active management of the Fund's interest-rate sensitivity, or duration, also made a positive contribution to performance over the course of the year. Twice during the period we repositioned the Portfolio from a neutral yield curve stance to one that would benefit from a subsequent rise in interest rates. In both instances our interest rate view was vindicated.


                         11 | OPPENHEIMER CORE BOND FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until December 31, 2004. In the case of Class A and Class B shares, performance is measured over a ten-fiscal-year period. In the case of Class C shares, performance is measured from inception of the Class on July 11, 1995. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Class Y shares, performance is measured from inception of the Class on April 27, 1998. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C, and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      Beginning January 21, 2005, the Fund changed its primary benchmark index from the Lehman Brothers Credit Index to the Citigroup Broad Investment Grade Bond Index ("Citigroup Index") because the Fund believes that the Citigroup Index is a more appropriate benchmark reflecting the types of securities in which the Fund invests. The Citigroup Index consists of securities having a higher grade and a lower modified duration than the securities in the Lehman Brothers Credit Index.

      The Fund's performance is compared to the performance of its former primary benchmark, the Lehman Brothers Credit Index, a broad-based, unmanaged index of publicly-issued non-convertible investment grade corporate debt of U.S. issuers, widely recognized as a measure of the U.S. fixed-rate corporate bond market. Performance is also compared to its new primary benchmark, the Citigroup Broad Investment Grade Bond Index, a market-capitalization weighted index that includes fixed-rate Treasury, government-sponsored, corporate and mortgage securities. The Fund has also added a secondary benchmark, the Lehman Brothers Aggregate Bond Index, an unmanaged index of U.S. corporate and government bonds, to which its performance is compared. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                         12 | OPPENHEIMER CORE BOND FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Core Bond Fund (Class A)
Lehman Brothers Credit Index
Citigroup Broad Investment Grade Bond Index
Lehman Brothers Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer                       Lehman Brothers     Citigroup Broad
                       Core Bond Fund   Lehman Brothers       Aggregate       Investment Grade
                          (Class A)      Credit Index         Bond Index         Bond Index
12/31/1994                   9,525          10,000              10,000             10,000
03/31/1995                   9,997          10,592              10,504             10,506
06/30/1995                  10,621          11,380              11,144             11,149
09/30/1995                  10,720          11,649              11,363             11,360
12/31/1995                  11,138          12,225              11,847             11,853
03/31/1996                  10,991          11,909              11,637             11,646
06/30/1996                  11,045          11,962              11,704             11,703
09/30/1996                  11,294          12,202              11,920             11,922
12/31/1996                  11,680          12,626              12,278             12,282
03/31/1997                  11,663          12,499              12,209             12,218
06/30/1997                  12,112          13,014              12,657             12,658
09/30/1997                  12,544          13,524              13,078             13,079
12/31/1997                  12,863          13,918              13,463             13,465
03/31/1998                  13,083          14,131              13,672             13,682
06/30/1998                  13,354          14,495              13,992             13,999
09/30/1998                  13,579          15,021              14,583             14,579
12/31/1998                  13,584          15,111              14,632             14,639
03/31/1999                  13,523          15,004              14,560             14,571
06/30/1999                  13,349          14,769              14,432             14,436
09/30/1999                  13,300          14,811              14,530             14,540
12/31/1999                  13,361          14,816              14,512             14,517
03/31/2000                  13,482          15,028              14,832             14,835
06/30/2000                  13,595          15,213              15,091             15,086
09/30/2000                  13,855          15,680              15,546             15,547
12/31/2000                  14,135          16,207              16,199             16,200
03/31/2001                  14,695          16,900              16,691             16,699
06/30/2001                  14,845          17,079              16,785             16,785
09/30/2001                  15,386          17,734              17,559             17,577
12/31/2001                  15,131          17,893              17,567             17,580
03/31/2002                  15,069          17,845              17,584             17,592
06/30/2002                  15,500          18,362              18,233             18,211
09/30/2002                  16,269          19,186              19,069             19,049
12/31/2002                  16,654          19,776              19,369             19,353
03/31/2003                  16,939          20,250              19,638             19,625
06/30/2003                  17,434          21,222              20,130             20,128
09/30/2003                  17,508          21,191              20,100             20,094
12/31/2003                  17,631          21,297              20,164             20,167
03/31/2004                  18,097          21,994              20,700             20,708
06/30/2004                  17,675          21,241              20,194             20,203
09/30/2004                  18,273          22,133              20,839             20,862
12/31/2004                  18,494          22,414              21,038             21,070

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 12/31/04
1-Year -0.08%           5-Year 5.69%            10-Year 6.34%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 18 FOR FURTHER INFORMATION.


                         13 | OPPENHEIMER CORE BOND FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Core Bond Fund (Class B)
Lehman Brothers Credit Index
Citigroup Broad Investment Grade Bond Index
Lehman Brothers Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer                         Lehman Brothers      Citigroup Broad
                       Core Bond Fund    Lehman Brothers        Aggregate        Investment Grade
                          (Class B)       Credit Index          Bond Index          Bond Index
12/31/1994                  10,000            10,000              10,000              10,000
03/31/1995                  10,477            10,592              10,504              10,506
06/30/1995                  11,109            11,380              11,144              11,149
09/30/1995                  11,191            11,649              11,363              11,360
12/31/1995                  11,605            12,225              11,847              11,853
03/31/1996                  11,419            11,909              11,637              11,646
06/30/1996                  11,465            11,962              11,704              11,703
09/30/1996                  11,702            12,202              11,920              11,922
12/31/1996                  12,068            12,626              12,278              12,282
03/31/1997                  12,040            12,499              12,209              12,218
06/30/1997                  12,479            13,014              12,657              12,658
09/30/1997                  12,901            13,524              13,078              13,079
12/31/1997                  13,203            13,918              13,463              13,465
03/31/1998                  13,404            14,131              13,672              13,682
06/30/1998                  13,655            14,495              13,992              13,999
09/30/1998                  13,859            15,021              14,583              14,579
12/31/1998                  13,839            15,111              14,632              14,639
03/31/1999                  13,750            15,004              14,560              14,571
06/30/1999                  13,535            14,769              14,432              14,436
09/30/1999                  13,473            14,811              14,530              14,540
12/31/1999                  13,495            14,816              14,512              14,517
03/31/2000                  13,605            15,028              14,832              14,835
06/30/2000                  13,694            15,213              15,091              15,086
09/30/2000                  13,929            15,680              15,546              15,547
12/31/2000                  14,192            16,207              16,199              16,200
03/31/2001                  14,754            16,900              16,691              16,699
06/30/2001                  14,905            17,079              16,785              16,785
09/30/2001                  15,448            17,734              17,559              17,577
12/31/2001                  15,192            17,893              17,567              17,580
03/31/2002                  15,129            17,845              17,584              17,592
06/30/2002                  15,562            18,362              18,233              18,211
09/30/2002                  16,335            19,186              19,069              19,049
12/31/2002                  16,721            19,776              19,369              19,353
03/31/2003                  17,007            20,250              19,638              19,625
06/30/2003                  17,504            21,222              20,130              20,128
09/30/2003                  17,579            21,191              20,100              20,094
12/31/2003                  17,702            21,297              20,164              20,167
03/31/2004                  18,169            21,994              20,700              20,708
06/30/2004                  17,746            21,241              20,194              20,203
09/30/2004                  18,347            22,133              20,839              20,862
12/31/2004                  18,570            22,414              21,038              21,070

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 12/31/04
1-Year -0.79%           5-Year 5.62%            10-Year 6.39%


                         14 | OPPENHEIMER CORE BOND FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Core Bond Fund (Class C)
Lehman Brothers Credit Index
Citigroup Broad Investment Grade Bond Index
Lehman Brothers Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer                        Lehman Brothers     Citigroup Broad
                       Core Bond Fund    Lehman Brothers       Aggregate       Investment Grade
                         (Class C)        Credit Index         Bond Index         Bond Index
07/11/1995                 10,000            10,000              10,000             10,000
09/30/1995                 10,007            10,236              10,196             10,189
12/31/1995                 10,376            10,742              10,631             10,631
03/31/1996                 10,212            10,464              10,442             10,445
06/30/1996                 10,243            10,512              10,502             10,496
09/30/1996                 10,464            10,722              10,696             10,693
12/31/1996                 10,791            11,095              11,017             11,016
03/31/1997                 10,766            10,983              10,955             10,959
06/30/1997                 11,158            11,436              11,358             11,354
09/30/1997                 11,535            11,883              11,735             11,731
12/31/1997                 11,805            12,230              12,080             12,077
03/31/1998                 11,984            12,417              12,268             12,272
06/30/1998                 12,208            12,737              12,555             12,556
09/30/1998                 12,391            13,199              13,086             13,076
12/31/1998                 12,373            13,279              13,130             13,129
03/31/1999                 12,294            13,184              13,065             13,069
06/30/1999                 12,102            12,978              12,950             12,948
09/30/1999                 12,046            13,015              13,038             13,041
12/31/1999                 12,067            13,019              13,022             13,020
03/31/2000                 12,165            13,205              13,309             13,305
06/30/2000                 12,232            13,368              13,541             13,531
09/30/2000                 12,455            13,778              13,949             13,944
12/31/2000                 12,683            14,241              14,536             14,530
03/31/2001                 13,148            14,850              14,977             14,978
06/30/2001                 13,271            15,008              15,061             15,055
09/30/2001                 13,714            15,583              15,756             15,765
12/31/2001                 13,462            15,723              15,763             15,768
03/31/2002                 13,382            15,681              15,778             15,778
06/30/2002                 13,753            16,135              16,361             16,333
09/30/2002                 14,411            16,859              17,110             17,085
12/31/2002                 14,709            17,378              17,380             17,358
03/31/2003                 14,950            17,794              17,622             17,602
06/30/2003                 15,343            18,648              18,062             18,053
09/30/2003                 15,393            18,621              18,036             18,023
12/31/2003                 15,471            18,714              18,093             18,088
03/31/2004                 15,850            19,327              18,574             18,574
06/30/2004                 15,452            18,665              18,120             18,121
09/30/2004                 15,945            19,449              18,699             18,711
12/31/2004                 16,108            19,696              18,878             18,898

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 12/31/04
1-Year 3.12%            5-Year 5.95%            Since Inception (7/11/95) 5.16%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 18 FOR FURTHER INFORMATION.


                         15 | OPPENHEIMER CORE BOND FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Core Bond Fund (Class N)
Lehman Brothers Credit Index
Citigroup Broad Investment Grade Bond Index
Lehman Brothers Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        Oppenheimer                       Lehman Brothers     Citigroup Broad
                      Core Bond Fund   Lehman Brothers       Aggregate       Investment Grade
                         (Class N)      Credit Index         Bond Index         Bond Index
03/01/2001                10,000           10,000              10,000             10,000
03/31/2001                10,025           10,062              10,050             10,052
06/30/2001                10,136           10,169              10,107             10,104
09/30/2001                10,496           10,559              10,573             10,580
12/31/2001                10,318           10,653              10,578             10,582
03/31/2002                10,268           10,625              10,588             10,589
06/30/2002                10,567           10,932              10,979             10,962
09/30/2002                11,088           11,423              11,482             11,467
12/31/2002                11,321           11,775              11,663             11,650
03/31/2003                11,519           12,057              11,825             11,814
06/30/2003                11,833           12,635              12,121             12,116
09/30/2003                11,883           12,617              12,103             12,096
12/31/2003                11,944           12,680              12,141             12,140
03/31/2004                12,261           13,095              12,464             12,466
06/30/2004                11,968           12,647              12,159             12,162
09/30/2004                12,365           13,178              12,548             12,558
12/31/2004                12,507           13,345              12,668             12,683

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 12/31/04
1-Year 3.71%            5-Year N/A              Since Inception (3/1/01) 6.01%


                         16 | OPPENHEIMER CORE BOND FUND

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Core Bond Fund (Class Y)
Lehman Brothers Credit Index
Citigroup Broad Investment Grade Bond Index
Lehman Brothers Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer                       Lehman Brothers     Citigroup Broad
                       Core Bond Fund   Lehman Brothers       Aggregate       Investment Grade
                          (Class Y)      Credit Index         Bond Index         Bond Index
04/27/1998                 10,000           10,000              10,000             10,000
06/30/1998                 10,254           10,193              10,180             10,179
09/30/1998                 10,436           10,563              10,611             10,601
12/31/1998                 10,440           10,627              10,647             10,644
03/31/1999                 10,405           10,551              10,594             10,595
06/30/1999                 10,272           10,386              10,501             10,497
09/30/1999                 10,250           10,416              10,572             10,573
12/31/1999                 10,297           10,419              10,559             10,556
03/31/2000                 10,380           10,568              10,792             10,787
06/30/2000                 10,471           10,698              10,980             10,970
09/30/2000                 10,667           11,026              11,311             11,304
12/31/2000                 11,031           11,397              11,787             11,779
03/31/2001                 11,464           11,884              12,145             12,143
06/30/2001                 11,594           12,011              12,213             12,205
09/30/2001                 12,027           12,471              12,776             12,780
12/31/2001                 11,836           12,583              12,782             12,783
03/31/2002                 11,797           12,550              12,794             12,791
06/30/2002                 12,163           12,913              13,267             13,242
09/30/2002                 12,784           13,492              13,874             13,851
12/31/2002                 13,088           13,907              14,093             14,072
03/31/2003                 13,340           14,241              14,289             14,270
06/30/2003                 13,732           14,924              14,646             14,636
09/30/2003                 13,820           14,902              14,625             14,611
12/31/2003                 13,920           14,976              14,671             14,664
03/31/2004                 14,316           15,467              15,061             15,058
06/30/2004                 13,992           14,937              14,693             14,690
09/30/2004                 14,477           15,565              15,163             15,169
12/31/2004                 14,657           15,762              15,308             15,320

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 12/31/04
1-Year 5.30%            5-Year 7.32%            Since Inception (4/27/98) 5.89%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 18 FOR FURTHER INFORMATION.


                         17 | OPPENHEIMER CORE BOND FUND

NOTES
--------------------------------------------------------------------------------

      Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

      INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

      The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

      CLASS A shares of the Fund were first publicly offered on 4/15/88. The Fund's maximum sales charge for Class A shares was lower prior to 3/29/91, so actual performance may have been higher. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

      CLASS B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "10-year" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

      CLASS C shares of the Fund were first publicly offered on 7/11/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

      CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                         18 | OPPENHEIMER CORE BOND FUND

      CLASS Y shares of the Fund were first publicly offered on 4/27/98. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

      An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                         19 | OPPENHEIMER CORE BOND FUND

FUND EXPENSES
--------------------------------------------------------------------------------

      FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs:
      (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2004.

      ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of


                         20 | OPPENHEIMER CORE BOND FUND
      the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                             BEGINNING        ENDING           EXPENSES
                             ACCOUNT          ACCOUNT          PAID DURING
                             VALUE            VALUE            6 MONTHS ENDED
                             (7/1/04)         (12/31/04)       DECEMBER 31, 2004
--------------------------------------------------------------------------------
Class A Actual               $1,000.00        $1,046.40        $4.64
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00         1,020.61         4.58
--------------------------------------------------------------------------------
Class B Actual                1,000.00         1,042.50         8.51
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00         1,016.84         8.40
--------------------------------------------------------------------------------
Class C Actual                1,000.00         1,042.50         8.51
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00         1,016.84         8.40
--------------------------------------------------------------------------------
Class N Actual                1,000.00         1,045.10         5.93
--------------------------------------------------------------------------------
Class N Hypothetical          1,000.00         1,019.36         5.85
--------------------------------------------------------------------------------
Class Y Actual                1,000.00         1,047.50         3.45
--------------------------------------------------------------------------------
Class Y Hypothetical          1,000.00         1,021.77         3.41

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended December 31, 2004 are as follows:

CLASS                   EXPENSE RATIOS
--------------------------------------
Class A                      0.90%
--------------------------------------
Class B                      1.65
--------------------------------------
Class C                      1.65
--------------------------------------
Class N                      1.15
--------------------------------------
Class Y                      0.67

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                         21 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS December 31, 2004
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--12.5%
---------------------------------------------------------------------------------------------------------------------
Bank One Auto Securitization Trust, Automobile Receivable Certificates,
Series 2003-1, Cl. A2, 1.29%, 8/21/06                                                 $  1,368,308     $   1,365,878
---------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates,
Series 2004-A, Cl. A2, 1.88%, 10/25/06                                                   3,482,827         3,471,658
---------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.,
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                                    2,850,000         2,846,438
---------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2003-C, Cl. AF1, 2.14%, 7/25/18                                                     397,815           397,372
Series 2004-A, Cl. AF1, 2.03%, 6/25/19                                                     848,582           845,315
Series 2004-D, Cl. AF1, 2.98%, 4/25/20 1                                                 1,480,930         1,476,129
---------------------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates,
Home Equity Mtg. Obligations:
Series 2002-4, Cl. 1A3, 3.44%, 4/25/23                                                     468,681           468,712
Series 2003-1, Cl. 1A3, 3.14%, 7/25/23                                                   1,362,177         1,361,468
Series 2003-4, Cl. 1A1, 2.538%, 9/25/17 2                                                  369,857           370,056
Series 2003-4, Cl. 1A2, 2.138%, 7/25/18                                                  1,140,000         1,136,171
---------------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust,
Automobile Loan Pass-Through Certificates:
Series 2002-A, Cl. A4, 4.24%, 9/15/08                                                      718,735           723,232
Series 2003-B, Cl. A2, 1.28%, 3/15/06                                                      393,946           393,727
---------------------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2004-DFS, Cl. A2, 2.66%, 11/20/06 1                                               2,360,000         2,349,954
---------------------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc.,
Home Equity Collateralized Mtg. Obligations:
Series 2003-2, Cl. AF1, 2.518%, 5/25/33 2                                                  218,559           218,700
Series 2003-3, Cl. AF1, 2.538%, 8/25/33 2                                                  918,390           919,005
---------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., Home Equity Mtg. Obligations,
Series 2004-OPT1, Cl. A1B, 2.388%, 9/1/34 1                                                574,247           573,529
---------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc.,
Home Equity Asset-Backed Certificates, Series 2002-4, Cl. A1, 2.788%, 2/25/33 2            528,170           531,557
---------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2003-A, Cl. A2, 1.52%, 12/8/05                                                    1,145,579         1,145,462
Series 2003-B, Cl. A2, 1.61%, 7/10/06                                                    4,328,023         4,320,749
Series 2004-B, Cl. A2, 2.48%, 2/8/07 1                                                   1,200,000         1,197,122
Series 2004-C, Cl. A2, 2.62%, 6/8/07                                                     4,240,000         4,226,984
---------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates,
Series 2004-A, Cl. A2, 2.13%, 10/15/06                                                   2,000,000         1,992,213
---------------------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                                    2,576,136         2,567,035
---------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations:
Series 2003-3, Cl. A2, 1.52%, 4/21/06                                                    2,714,067         2,709,521
Series 2003-4, Cl. A2, 1.58%, 7/17/06                                                    3,532,235         3,524,355


                         22 | OPPENHEIMER CORE BOND FUND

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
---------------------------------------------------------------------------------------------------------------------
Household Automotive Trust, Automobile Loan Certificates,
Series 2003-2, Cl. A2, 1.56%, 12/18/06                                                $  1,462,954     $   1,460,064
---------------------------------------------------------------------------------------------------------------------
Lease Investment Flight Trust, Collateralized Aviation Obligations,
Series 1A, Cl. D2, 8%, 7/15/31 1                                                         2,884,389           270,411
---------------------------------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates,
Series 2001-1A, Cl. A1, 8.33%, 4/25/31 1                                                 2,188,366         2,260,801
---------------------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates:
Series 2002-1, Cl. A3, 2.49%, 10/22/07                                                   1,545,143         1,544,928
Series 2003-1, Cl. A2, 1.60%, 7/20/06                                                    2,370,037         2,366,616
---------------------------------------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile Receivable Obligations,
Series 2004-A, Cl. A2, 1.50%, 2/15/07                                                    1,400,107         1,395,180
---------------------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I, Cl. ECFD,
8.75%, 1/25/29 1                                                                         1,750,658           467,207
---------------------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations:
Series 2003-A, Cl. A2, 1.69%, 12/15/05                                                     222,243           222,243
Series 2004-A, Cl. A2, 2.55%, 1/15/07                                                    2,020,000         2,018,629
---------------------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.,
Series 2002-A, Cl. A4, 4.28%, 10/16/06                                                     570,216           573,092
---------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg. Obligations,
Series 2004-3, Cl. A2, 2.568%, 11/25/34 1, 2                                             1,438,783         1,439,709
---------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through
Certificates, Series 2004-5, Cl. A F2, 3.735%, 11/10/34 1                                  780,000           777,404
---------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Authority, Asset-Backed Securities,
Series 2001-A, 6.79%, 6/1/10                                                             1,285,000         1,281,453
---------------------------------------------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust, Automobile Mtg.-Backed Obligations:
Series 2002-B, Cl. A3, 3.76%, 6/15/06                                                      260,366           260,742
Series 2003-B, Cl. A2, 1.43%, 2/15/06                                                    1,002,452         1,001,840
---------------------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2001-2, Cl. A4, 3.91%, 4/16/07                                                      556,513           557,626
Series 2002-1, Cl. A3, 2.41%, 10/16/06                                                     632,641           632,619
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                                    2,750,000         2,741,311
Series 2004-3, Cl. A2, 2.79%, 6/15/07                                                    1,960,000         1,956,133
---------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities,
Series 2004-A, Cl. A2, 2.47%, 1/22/07                                                    2,780,000         2,767,295
---------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust,
Automobile Loan Receivable Certificates:
Series 2003-1, Cl. A2, 1.11%, 12/20/05                                                     163,265           163,210
Series 2003-2, Cl. A2, 1.55%, 6/20/06                                                    1,920,457         1,916,727
---------------------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts.,
Series 2004-B, Cl. A2, 2.40%, 5/21/07                                                    1,940,000         1,932,016


                         23 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18                                               $  4,026,292     $   4,007,006
---------------------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates:
Series 2003-1, Cl. A2A, 1.40%, 4/15/06                                                   2,439,461         2,434,887
Series 2004-1, Cl. A2A, 2.59%, 5/15/07                                                   2,550,000         2,540,616
                                                                                                       --------------
Total Asset-Backed Securities (Cost $83,432,803)                                                          80,122,107

---------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--58.9%
---------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--47.7%
---------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--47.4%
Fannie Mae Whole Loan, Collateralized Mtg. Obligations Pass-Through
Certificates, Trust 2004-W9, Cl. 2A2, 7%, 2/25/44 3                                      3,382,682         3,586,691
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
5%, 1/1/35 3                                                                             2,444,000         2,427,198
5.50%, 1/1/35 3                                                                          4,545,000         4,617,438
6%, 7/1/24                                                                                 677,303           704,240
6.50%, 7/1/28-4/1/34                                                                     1,926,044         2,024,701
7%, 3/1/31-11/1/34                                                                      21,161,977        22,443,664
7%, 4/1/32-1/1/35 3                                                                      4,854,000         5,142,206
8%, 4/1/16                                                                               1,367,361         1,451,876
9%, 3/1/17-5/1/25                                                                          392,464           436,389
12.50%, 4/1/14                                                                               2,516             2,858
13.50%, 11/1/10                                                                              6,269             7,105
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
Pass-Through Participation Certificates, Series 151, Cl. F, 9%,
5/15/21                                                                                     72,045            72,086
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 2075, Cl. D  , 6.50%, 8/15/28                                                       859,583           894,825
Series 2500, Cl. FD , 2.903%, 3/15/32 2                                                    900,105           903,636
Series 2526, Cl. FE , 2.803%, 6/15/29 2                                                  1,165,072         1,169,265
Series 2551, Cl. FD , 2.803%, 1/15/33 2                                                    935,478           941,889
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, (0.21)%, 6/1/26 4                                                    1,452,554           271,199
Series 183, Cl. IO, (1.41)%, 4/1/27 4                                                    2,313,094           448,455
Series 184, Cl. IO  , 1.83%, 12/1/26 4                                                   2,354,574           437,836
Series 192, Cl. IO  , 3.27%, 2/1/28 4                                                      568,246           105,603
Series 200, Cl. IO  , 2.89%, 1/1/29 4                                                      694,329           133,114
Series 206, Cl. IO, (16.54)%, 12/1/29 4                                                    901,409           163,865
Series 2130, Cl. SC , 12.38%, 3/15/29 4                                                  1,570,167           164,027
Series 2134, Cl. SB , 5.30%, 3/15/29 4                                                   1,734,724           158,893
Series 2796, Cl. SD , 19.10%, 7/15/26 4                                                  2,414,325           244,044
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 176, Cl. PO, 6.97%, 6/1/26 5                                  616,103           537,514


                         24 | OPPENHEIMER CORE BOND FUND

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.:
4.50%, 1/1/20 3                                                                       $ 15,658,000     $  15,609,069
5%, 1/1/20-1/1/35 3                                                                     49,846,000        49,779,769
5.50%, 3/1/33-1/1/34                                                                    16,942,597        17,220,350
5.50%, 1/1/35 3                                                                         31,287,000        31,766,067
6%, 8/1/24-9/1/24                                                                        9,655,550        10,049,582
6%, 1/1/35 3                                                                            28,542,000        29,514,198
6.50%, 1/1/35 3                                                                         48,582,000        50,950,373
7%, 1/1/09-8/1/34                                                                       17,847,776        18,934,133
7%, 1/1/35 3                                                                             6,829,000         7,236,609
7.50%, 2/1/08-3/1/08                                                                        33,490            34,789
8%, 8/1/17                                                                                  17,268            18,173
8.50%, 7/1/32                                                                              208,511           226,521
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Trust 2002-T1, Cl. A2, 7%, 11/25/31                                                      3,531,303         3,744,276
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1992-34, Cl. G, 8%, 3/25/22                                                           57,374            59,313
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                       662,449           695,602
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                       1,321,148         1,347,050
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                       1,063,068         1,087,176
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                         449,338           455,435
Trust 2002-50, Cl. PD, 6%, 9/25/27                                                         737,203           737,697
Trust 2002-77, Cl. WF, 2.81%, 12/18/32 2                                                 1,500,802         1,509,668
Trust 2003-81, Cl. PA, 5%, 2/25/12                                                         685,221           687,741
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                      2,417,000         2,438,149
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Trust 319, Cl. 2, (3.08)%, 2/1/32 4                                                      1,162,379           223,423
Trust 2002-38, Cl. SO, 19.60%, 4/25/32 4                                                   817,786            65,750
Trust 2002-47, Cl. NS, 9.28%, 4/25/32 4                                                  3,117,170           326,712
Trust 2002-51, Cl. S, 9.56%, 8/25/32 4                                                   2,862,235           300,297
Trust 2002-77, Cl. IS, 15.90%, 12/18/32 4                                                1,393,265           146,895
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 222, Cl. 2, (2.13)%, 6/1/23 4                                                      4,452,564           829,579
Trust 240, Cl. 2, (1.13)%, 9/1/23 4                                                      5,131,662           977,277
Trust 252, Cl. 2, (3.44)%, 11/1/23 4                                                     3,544,545           696,285
Trust 254, Cl. 2, (0.11)%, 1/1/24 4                                                      1,746,204           360,839
Trust 273, Cl. 2, 0.09%, 7/1/26 4                                                        1,054,530           194,839
Trust 301, Cl. 2, (3.70)%, 4/1/29 4                                                      2,947,428           559,433
Trust 303, Cl. IO, (13.36)%, 11/1/29 4                                                     385,187            75,237
Trust 321, Cl. 2, (5.55)%, 3/1/32 4                                                      6,722,616         1,335,954
Trust 324, Cl. 2, (9.38)%, 6/1/32 4                                                      5,990,626         1,219,696
Trust 333, Cl. 2, 1.93%, 3/1/33 4                                                        4,856,308         1,050,278
Trust 334, Cl. 17, (16.18)%, 2/1/33 4                                                      474,536            95,132
Trust 2001-81, Cl. S, 13.68%, 1/25/32 4                                                  1,262,236           153,950
Trust 2002-52, Cl. SD, 8.85%, 9/25/32 4                                                  3,649,528           377,343
Trust 2002-77, Cl. SH, 21.15%, 12/18/32 4                                                1,584,246           160,434
Trust 2004-54, Cl. DS, 20.40%, 11/25/30 4                                                  569,816            51,928


                         25 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL              VALUE
                                                                                           AMOUNT         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security, Trust 1993-184, Cl. M, 9.71%, 9/25/23 5                                     $  1,224,260     $   1,060,232
                                                                                                       --------------
                                                                                                         303,853,870

---------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.3%
Government National Mortgage Assn.:
3.75%, 7/20/25-7/20/27                                                                      46,877            47,583
7%, 7/15/09                                                                                 33,761            35,717
8%, 6/15/05-10/15/06                                                                        35,194            36,016
8.50%, 8/15/17-12/15/17                                                                    487,544           537,050
9%, 2/15/09-6/15/09                                                                         22,669            24,626
10%, 11/15/09                                                                               24,751            26,882
10.50%, 12/15/17-5/15/21                                                                    59,351            66,870
11%, 10/20/19                                                                               87,087            97,763
12%, 5/15/14                                                                                   713               813
---------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 14.94%, 1/16/27 4                                                2,811,532           268,898
Series 2002-15, Cl. SM, 9.39%, 2/16/32 4                                                 2,804,382           270,380
Series 2002-76, Cl. SY, 9.35%, 12/16/26 4                                                1,137,976           116,082
Series 2004-11, Cl. SM, 10.64%, 1/17/30 4                                                  451,467            40,594
                                                                                                       --------------
                                                                                                           1,569,274

---------------------------------------------------------------------------------------------------------------------
PRIVATE--11.2%
---------------------------------------------------------------------------------------------------------------------
COMMERCIAL--10.8%
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates,
Series  1996-MD6, Cl. A3, 7.405%, 11/13/29 2                                               800,000           865,832
---------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Interest-Only Stripped Mtg.-Backed Security
Collateralized Mtg. Obligations, Series 1997-D4, Cl. PS1, 5.54%, 4/14/29 4              42,978,868         1,596,437
---------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through
Certificates, Series 2004-6, Cl. A3, 4.512%, 12/10/42                                    2,160,000         2,160,000
---------------------------------------------------------------------------------------------------------------------
Bank of America Mortgage Securities, Inc., Collateralized Mtg. Obligations
Pass-Through Certificates:
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                                   4,112,714         4,201,760
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                   3,437,461         3,571,738
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                                  2,403,778         2,405,296
Series 2004-G, Cl. 2A1, 2.469%, 8/25/34                                                  1,657,862         1,654,594
---------------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, 9.22%, 6/22/24 4                           10,695,219           405,849
---------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, Collateralized Mtg. Obligations,
Series 2004-J9, Cl. 1A1, 2.598%, 10/25/34 2                                              3,178,148         3,181,804
---------------------------------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations,
Series 1996-CF1, Cl. A3, 7.904%, 3/13/28 2                                                 711,193           723,130
---------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35           1,770,000         1,904,098


                         26 | OPPENHEIMER CORE BOND FUND

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations,
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                               $  1,730,000     $   1,752,974
---------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2004-C3, Cl. A4, 4.547%, 12/10/41                                    1,410,000         1,413,710
---------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29                       1,390,121         1,471,539
---------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through Certificates:
Series 2004-C1, Cl. A1, 3.659%, 10/10/28                                                 1,618,799         1,601,204
Series 2004-GG2, Cl. A3, 4.602%, 8/10/38                                                 1,100,000         1,122,312
---------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust, Collateralized Mtg. Obligations,
Series 04-12, Cl. 3A1, 4.593%, 12/25/34 1,2                                              4,821,147         4,827,787
---------------------------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., Commercial Mtg.
Obligations, Series 2000-C9, Cl. A2, 7.77%, 10/15/32                                     5,000,000         5,734,263
---------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, Interest-Only
Stripped Mtg.-Backed Security, Series 1998-C1, Cl. IO, 9.87%, 2/18/30 4                 12,463,811           402,060
---------------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., Collateralized Mtg. Obligations,
Series 2002-GE1, Cl. A, 2.514%, 7/26/24 1                                                  282,801           260,618
---------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through Collateralized Mtg. Obligations,
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                     4,461,714         4,607,130
---------------------------------------------------------------------------------------------------------------------
Mastr Asset Securitization Trust, Pass-Through Collateralized Mtg.
Obligations, Series 2004-9, Cl. A3, 4.70%, 8/25/34                                       3,427,696         3,430,472
---------------------------------------------------------------------------------------------------------------------
Mastr Seasoned Securities Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. PT65, 6.50%, 12/1/34 3                                                6,351,000         6,540,538
---------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                                  2,010,000         2,175,394
---------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Interest-Only Commercial
Mtg. Pass-Through Certificates, Series 1999-C1, Cl. X, 7.79%, 5/18/32 4                253,290,634         1,025,548
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities Trust, Collateralized Mtg. Obligations:
Series 2004-DD, Cl. 2A1, 4.548%, 1/25/35                                                 3,220,000         3,225,283
Series 2004-N, Cl. A10, 3.803%, 8/25/34 1                                                4,325,048         4,339,274
Series 2004-W, Cl. A2, 4.635%, 11/25/34 2                                                2,495,639         2,502,529
                                                                                                       --------------
                                                                                                          69,103,173

---------------------------------------------------------------------------------------------------------------------
OTHER--0.0%
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2003-EF1, Cl. A2, 1.49%, 12/20/05                                                   246,967           247,017
---------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Interest-Only Stripped
Mtg.-Backed Security, Series 1987-3, Cl. B, (11.79)%, 10/23/17 4                            24,848             5,917
---------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Principal-Only Stripped
Mtg.-Backed Security, Series1987-3, Cl. A, 2.28%, 10/23/17 5                                36,775            33,828
                                                                                                       --------------
                                                                                                             286,762


                         27 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.4%
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1996-B, Cl. 1, 4.357%, 4/25/26 1,2                  $     28,840     $      26,622
---------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg. Obligations
Pass-Through Certificates, Series 2002-AL1, Cl. B2, 3.45%, 2/25/32                       2,842,033         2,529,899
                                                                                                       --------------
                                                                                                           2,556,521
                                                                                                       --------------
Total Mortgage-Backed Obligations (Cost $376,427,879)                                                    377,369,600

---------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--17.7%
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
6.625%, 9/15/09                                                                          6,855,000         7,674,035
6.875%, 9/15/10                                                                          7,600,000         8,686,526
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
2.50%, 6/15/06                                                                           3,055,000         3,029,097
3.01%, 6/2/06                                                                            6,600,000         6,573,019
4.25%, 7/15/07                                                                           6,690,000         6,834,290
6.625%, 9/15/09                                                                          7,630,000         8,528,143
7.25%, 5/15/30                                                                           2,180,000         2,796,314
---------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
5.375%, 11/13/08                                                                         2,000,000         2,122,864
7.125%, 5/1/30                                                                           2,689,000         3,355,705
Series A, 6.79%, 5/23/12                                                                14,531,000        16,756,626
---------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.375%, 2/15/31                                                                          2,739,000         2,962,615
5.50%, 8/15/28 6                                                                        13,954,000        15,107,396
8.875%, 8/15/17                                                                          6,664,000         9,445,700
STRIPS, 2.99%, 2/15/10 7                                                                 2,490,000         2,063,067
STRIPS, 3.29%, 2/15/11 7                                                                13,121,000        10,335,254
STRIPS, 3.86%, 2/15/13 7                                                                 5,360,000         3,812,991
---------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
4.25%, 11/15/13-11/15/14                                                                 1,372,000         1,376,575
5.75%, 8/15/10                                                                           1,885,000         2,075,932
                                                                                                       --------------
Total U.S. Government Obligations (Cost $114,190,817)                                                    113,536,149

---------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.4%
---------------------------------------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12 (Cost $2,390,219)                             2,370,000         2,693,505

---------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--36.3%
---------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.7%
---------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.0%
Delphi Automotive Systems Corp., 6.50% Nts., 5/1/09                                      3,045,000         3,132,696
---------------------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                                     2,660,000         3,019,645
                                                                                                       --------------
                                                                                                           6,152,341


                         28 | OPPENHEIMER CORE BOND FUND

                                                                                        PRINCIPAL              VALUE
                                                                                           AMOUNT         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.9%
American Honda Finance Corp., 3.85% Nts., 11/6/08 8                                   $  1,970,000     $   1,966,245
---------------------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holding Corp., 4.75% Unsec. Nts., 1/15/08                  3,895,000         3,980,951
---------------------------------------------------------------------------------------------------------------------
Ford Holdings, Inc., 9.30% Unsec. Unsub. Debs., 3/1/30                                     590,000           693,786
---------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.375% Nts., 10/28/09                                               620,000           669,452
---------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 7.25% Nts., 3/2/11                                      1,500,000         1,572,387
---------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375% Sr. Unsec. Debs., 7/15/33                                   2,335,000         2,425,953
---------------------------------------------------------------------------------------------------------------------
Hertz Corp. (The), 6.35% Nts., 6/15/10                                                   3,750,000         3,847,718
---------------------------------------------------------------------------------------------------------------------
Volkswagen Credit, Inc., 2.33% Nts., 7/21/05 2,8                                         3,270,000         3,270,275
                                                                                                       --------------
                                                                                                          18,426,767

---------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.9%
Hilton Hotels Corp., 7.95% Sr. Nts., 4/15/07                                             1,200,000         1,305,902
---------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.375% Nts., 5/1/07                           1,015,000         1,087,319
---------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                                        3,269,000         3,473,682
                                                                                                       --------------
                                                                                                           5,866,903

---------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.1%
Beazer Homes USA, Inc., 8.625% Sr. Unsec. Nts., 5/15/11                                  1,685,000         1,845,075
---------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 6.125% Nts., 1/15/14                                                  1,660,000         1,718,100
---------------------------------------------------------------------------------------------------------------------
Lennar Corp., 5.95% Sr. Unsec. Nts., 3/1/13                                              1,535,000         1,628,194
---------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                                 1,685,000         1,870,350
                                                                                                       --------------
                                                                                                           7,061,719

---------------------------------------------------------------------------------------------------------------------
MEDIA--3.5%
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                        3,070,000         3,449,817
---------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 7.875% Unsec. Nts., 8/15/09                                    2,050,000         2,328,991
---------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 3.50% Nts., 9/25/06                                                 1,810,000         1,800,688
---------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                                 2,990,000         3,859,271
---------------------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., 9.125% Debs., 1/15/13                                            3,080,000         3,965,408
---------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15% Sr. Nts., 5/1/12                                1,037,000         1,362,309
---------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc.:
2.875% Sr. Unsec. Nts., 10/15/06                                                           433,000           427,448
3.50% Sr. Unsec. Nts., 10/15/07                                                          2,255,000         2,229,852
---------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 5.375% Sr. Unsec. Nts., 6/1/07                                    3,140,000         3,265,886
                                                                                                       --------------
                                                                                                          22,689,670

---------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.0%
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08                        2,165,000         2,358,819
---------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc., 8% Nts., 3/1/10                                                   3,085,000         3,540,038


                         29 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL              VALUE
                                                                                           AMOUNT         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL Continued
May Department Stores Co., 3.95% Nts., 7/15/07                                        $    216,000     $     216,494
                                                                                                       --------------
                                                                                                           6,115,351

---------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.3%
Gap, Inc. (The):
6.90% Nts., 9/15/07 1                                                                    1,268,000         1,369,440
10.55% Unsub. Nts., 12/15/08                                                               507,000           619,808
                                                                                                       --------------
                                                                                                           1,989,248

---------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--2.9%
---------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.6%
Food Lion, Inc., 7.55% Nts., 4/15/07                                                     2,125,000         2,308,912
---------------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 7.80% Sr. Nts., 8/15/07                                                4,645,000         5,097,149
---------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09 1,9,10,11                                      476,601                --
---------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.80% Sr. Unsec. Nts., 7/16/07                                            3,060,000         3,134,327
                                                                                                       --------------
                                                                                                          10,540,388

---------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.3%
ConAgra Foods, Inc., 6% Nts., 9/15/06                                                    1,615,000         1,682,215
---------------------------------------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts., 11/30/07                                               2,515,000         2,524,761
---------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07                                                    3,835,000         3,974,824
                                                                                                       --------------
                                                                                                           8,181,800

---------------------------------------------------------------------------------------------------------------------
ENERGY--1.2%
---------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.0%
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                                          200,000           207,000
---------------------------------------------------------------------------------------------------------------------
OIL & GAS--1.2%
Chesapeake Energy Corp., 7.50% Sr. Nts., 6/15/14                                         1,665,000         1,827,338
---------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                                       1,880,000         2,069,594
---------------------------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.50% Sr. Sub. Nts., 9/15/27                                        1,570,000         1,974,275
---------------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 8                  1,622,225         1,575,140
                                                                                                       --------------
                                                                                                           7,446,347

---------------------------------------------------------------------------------------------------------------------
FINANCIALS--9.2%
---------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.3%
Bank of America Corp., 4.875% Sr. Unsec. Nts., 1/15/13                                      41,000            41,781
---------------------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                                              216,000           237,797
---------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.:
4% Nts., 10/15/08                                                                        1,680,000         1,696,961
7.75% Unsec. Sub. Nts., 5/1/10                                                             150,000           174,407
                                                                                                       --------------
                                                                                                           2,150,946


                         30 | OPPENHEIMER CORE BOND FUND

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.3%
Household Finance Corp., 8.875% Sr. Unsec. Nts., 2/15/06                              $  1,815,000     $   1,921,840
---------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.0%
American Express Centurion Bank, 4.375% Nts., 7/30/09                                    1,155,000         1,174,598
---------------------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                                    3,205,000         3,799,169
---------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts., 4/15/08                                            1,500,000         1,497,602
---------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 7% Nts., 2/1/08                                          2,030,000         2,219,494
---------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 6.625% Sr. Sub. Nts., 2/15/08                                       325,000           351,146
---------------------------------------------------------------------------------------------------------------------
MBNA America Bank NA, 5.375% Nts., 1/15/08                                               2,488,000         2,600,371
---------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 4.125% Nts., 9/10/09                                          3,310,000         3,311,228
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                                       3,580,000         3,998,649
                                                                                                       --------------
                                                                                                          18,952,257

---------------------------------------------------------------------------------------------------------------------
INSURANCE--3.9%
Allstate Financial Global Funding LLC, 4.25% Nts., 9/10/08 8                               635,000           643,019
---------------------------------------------------------------------------------------------------------------------
Allstate Life Global Funding II, 3.50% Nts., 7/30/07                                       860,000           856,895
---------------------------------------------------------------------------------------------------------------------
AXA, 8.60% Unsec. Sub. Nts., 12/15/30                                                    2,730,000         3,596,262
---------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 2.375% Nts., 6/1/06                       1,275,000         1,252,118
---------------------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 7.90% Nts., 7/2/10 8                                     2,487,000         2,915,276
---------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 5.375% Nts., 7/15/14                                          647,000           633,322
---------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., 5.90% Nts., 7/1/12                                  2,985,000         3,156,820
---------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 8                              4,820,000         6,136,487
---------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 8                                4,680,000         5,992,745
                                                                                                       --------------
                                                                                                          25,182,944

---------------------------------------------------------------------------------------------------------------------
REAL ESTATE--1.7%
EOP Operating LP, 6.763% Sr. Unsec. Nts., 6/15/07                                          560,000           596,060
---------------------------------------------------------------------------------------------------------------------
iStar Financial, Inc.:
4.875% Sr. Unsec. Nts., Series B, 1/15/09                                                1,445,000         1,468,032
8.75% Sr. Unsec. Nts., 8/15/08                                                           1,060,000         1,209,691
---------------------------------------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts., 8/15/14                                          1,625,000         1,672,707
---------------------------------------------------------------------------------------------------------------------
Spieker Properties LP, 6.75% Unsec. Unsub. Nts., 1/15/08                                 2,400,000         2,603,052
---------------------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                                3,160,000         3,282,668
---------------------------------------------------------------------------------------------------------------------
                                                                                                          10,832,210

---------------------------------------------------------------------------------------------------------------------
HEALTH CARE--1.1%
---------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.1%
Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06                                              3,200,000         3,332,189
---------------------------------------------------------------------------------------------------------------------
CIGNA Corp., 7.40% Unsec. Nts., 5/15/07                                                  3,750,000         4,030,901
                                                                                                       --------------
                                                                                                           7,363,090


                         31 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--3.2%
---------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.6%
Boeing Capital Corp., 5.65% Sr. Unsec. Nts., 5/15/06                                  $    451,000     $     465,206
---------------------------------------------------------------------------------------------------------------------
McDonnell Douglas Corp., 6.875% Unsec. Unsub. Nts., 11/1/06                                429,000           454,290
---------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11                                         2,270,000         2,608,359
---------------------------------------------------------------------------------------------------------------------
Raytheon Co., 6.50% Unsec. Nts., 7/15/05                                                   224,000           228,031
                                                                                                       --------------
                                                                                                           3,755,886

---------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.5%
FedEx Corp., 2.65% Unsec. Nts., 4/1/07                                                   3,490,000         3,420,036
---------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.8%
Allied Waste North America, Inc., 8.875% Sr. Nts., Series B, 4/1/08                      1,570,000         1,687,750
---------------------------------------------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07 1                       150,000           151,875
---------------------------------------------------------------------------------------------------------------------
Protection One, Inc./Protection One Alarm Monitoring, Inc.,
7.375% Sr. Unsec. Nts., 8/15/05                                                            100,000           101,500
---------------------------------------------------------------------------------------------------------------------
Waste Management, Inc.:
7% Sr. Nts., 7/15/28                                                                       700,000           791,932
7.125% Sr. Unsec. Nts., 10/1/07                                                          1,890,000         2,054,005
                                                                                                       --------------
                                                                                                           4,787,062

---------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.9%
Hutchison Whampoa International Ltd., 7.45% Sr. Bonds, 11/24/33 8                        1,765,000         1,963,698
---------------------------------------------------------------------------------------------------------------------
Tyco International Group SA:
6.375% Sr. Unsec. Unsub. Nts., 2/15/06                                                   2,225,000         2,299,753
6.75% Sr. Unsub. Nts., 2/15/11                                                           1,140,000         1,279,316
                                                                                                       --------------
                                                                                                           5,542,767

---------------------------------------------------------------------------------------------------------------------
MARINE--0.0%
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07 1,9,10          300,000           226,875
---------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.4%
Canadian National Railway Co., 4.25% Nts., 8/1/09                                          434,000           437,903
---------------------------------------------------------------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts., 10/15/08                                                   2,175,000         2,347,012
                                                                                                       --------------
                                                                                                           2,784,915

---------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.0%
---------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.0%
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 1,9,10                  200,000           105,000
---------------------------------------------------------------------------------------------------------------------
MATERIALS--0.2%
---------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.0%
Morton International, Inc., 9.65% Credit Sensitive Nts., 6/1/20                             85,000           120,152
---------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.2%
Weyerhaeuser Co., 5.50% Unsec. Unsub. Nts., 3/15/05                                        943,000           947,388


                         32 | OPPENHEIMER CORE BOND FUND

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.1%
---------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.6%
British Telecommunications plc:
7.875% Nts., 12/15/05                                                                 $  2,740,000     $   2,858,442
8.125% Nts., 12/15/10                                                                      550,000           661,267
---------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25% Sr. Nts., 5/15/11                                     1,029,000         1,209,075
---------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8.50% Unsub. Nts., 6/15/10                    2,800,000         3,339,568
---------------------------------------------------------------------------------------------------------------------
France Telecom SA:
7.95% Sr. Unsec. Nts., 3/1/06                                                            1,675,000         1,759,179
9.25% Sr. Unsec. Nts., 3/1/31 2                                                          1,270,000         1,726,692
---------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp.:
7.125% Sr. Unsec. Nts., 1/30/06                                                          1,595,000         1,659,412
8.75% Nts., 3/15/32                                                                      1,410,000         1,884,338
---------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.50% Nts., 11/19/08                                       1,905,000         1,922,457
                                                                                                       --------------
                                                                                                          17,020,430

---------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
AT&T Wireless Services, Inc., 7.50% Sr. Unsec. Nts., 5/1/07                              2,745,000         2,983,107
---------------------------------------------------------------------------------------------------------------------
UTILITIES--4.7%
---------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.9%
CenterPoint Energy, Inc.:
5.875% Sr. Nts., 6/1/08                                                                  2,655,000         2,780,300
8.125% Unsec. Nts., Series B, 7/15/05                                                      840,000           862,237
---------------------------------------------------------------------------------------------------------------------
Conectiv, Inc., 5.30% Unsec. Unsub. Nts., Series B, 6/1/05                                 460,000           463,782
---------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                                3,175,000         3,741,277
---------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                                            1,035,000         1,077,797
---------------------------------------------------------------------------------------------------------------------
Duke Capital LLC, 5.668% Nts., 8/15/14                                                   1,650,000         1,705,701
---------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50%    Sr. Unsub. Nts., Series A, 11/15/06                                             1,260,000         1,301,307
7.375% Sr. Unsub. Nts., Series C, 11/15/31                                               1,455,000         1,666,803
---------------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 1,2                             1,435,000         1,621,550
---------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Unsec. Nts., 10/1/12                         3,975,000         4,218,632
---------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75% Unsec. Nts., 4/16/07 1                                   1,810,000         1,923,125
---------------------------------------------------------------------------------------------------------------------
TECO Energy, Inc., 10.50% Sr. Unsec. Nts., 12/1/07                                       1,795,000         2,077,713
---------------------------------------------------------------------------------------------------------------------
TXU Corp., 4.80% Nts., 11/15/09 8                                                        1,480,000         1,484,242
                                                                                                       --------------
                                                                                                          24,924,466

---------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.8%
NiSource Finance Corp., 7.875% Sr. Unsec. Nts., 11/15/10                                 4,230,000         4,978,666
                                                                                                       --------------
Total Corporate Bonds and Notes (Cost $225,097,369)                                                      232,677,571


                         33 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--0.0%
---------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                                        181     $       2,987
---------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., Series B, Escrow Shares 1,10,12                                    25                --
                                                                                                       --------------
Total Common Stocks (Cost $109)                                                                                2,987

---------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
---------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 1,10                                               50                --
---------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05 1,10                                           300                 3
---------------------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 1,10                                                    1,063                11
---------------------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05 1,10                                             1,980                20
---------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 1,10                                      150                --
---------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 1,10                                      200                 2
---------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 10                                                  2,028               406
                                                                                                       --------------
Total Rights, Warrants and Certificates (Cost $25,015)                                                           442

                                                                                         PRINCIPAL
                                                                                            AMOUNT
---------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--2.3%
---------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, COUNTS Corp. Sec. Credit Linked Nts., Series 2003-1,
3.78%, 1/7/05 1,2 (Cost $14,500,000)                                                  $ 14,500,000        14,456,500

---------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.8%
---------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.37% in joint repurchase agreement (Principal
Amount/Value $1,443,703,000, with a maturity value of $1,443,962,867) with UBS
Warburg LLC, 2.16%, dated 12/31/04, to be repurchased at $5,389,970 on 1/3/05, collateralized by Federal National Mortgage Assn.,
5%--6%, 4/1/34--10/1/34, with a value of $1,474,609,071 (Cost $5,389,000)                5,389,000         5,389,000
---------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased
with Cash Collateral from Securities Loaned) (Cost $821,453,211)                                         826,247,861

---------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--7.3%
---------------------------------------------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTES--0.8%
Money Market Trust, Series A-2, 2.478% Nts., 1/18/05 13                                  2,000,000         2,000,000
---------------------------------------------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 2.56%, 3/15/05 13                                           3,000,000         3,000,000
                                                                                                       --------------
                                                                                                           5,000,000

---------------------------------------------------------------------------------------------------------------------
FUNDING AGREEMENT/GIC--0.6%
Allstate Life Insurance, 2.47%, 1/3/05 13                                                2,000,000         2,000,000
---------------------------------------------------------------------------------------------------------------------
Protective Life Insurance Co., 2.25%, 1/31/05 13                                         2,000,000         2,000,000
                                                                                                       --------------
                                                                                                           4,000,000

---------------------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTES--0.6%
Bear Stearns, 2.493%, 1/3/05 13                                                          4,000,000         4,000,000


                         34 | OPPENHEIMER CORE BOND FUND

                                                                                         PRINCIPAL             VALUE
                                                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTES--0.6%
American Express Credit Corp., 2.432% Sr. Nts., 1/18/05 13                            $  1,902,676     $   1,902,676
---------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--5.0%
Undivided interest of 4.64% in joint repurchase agreement (Principal
Amount/Value $155,205,723, with a maturity value of $155,232,367) with Credit
Suisse First Boston LLC, 2.06%, dated 12/31/04, to be repurchased at $7,205,076 on 1/3/05, collateralized by AA Corporate Bonds, 0%-15.73%,
1/1/06-7/16/44, with a value of $158,312,640 13                                          7,203,839         7,203,839
---------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.89% in joint repurchase agreement (Principal
Amount/Value $2,800,000,000, with a maturity value of $2,800,550,669) with
Nomura Securities, 2.36%, dated 12/31/04, to be repurchased at
$24,925,743 on 1/3/05, collateralized by U.S. Government Mortgage
Agencies, 2.58%-7.50%, 1/15/08-10/15/44, with a value of $2,908,566,289 13              24,920,842        24,920,842
                                                                                                       --------------
                                                                                                          32,124,681
                                                                                                       --------------
Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost $47,027,357)                                                                                        47,027,357

---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $868,480,568)                                              136.2%      873,275,218
---------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                        (36.2)     (232,159,218)
                                                                                      ------------------------------

NET ASSETS                                                                                   100.0%    $ 641,116,000
                                                                                      ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2004 was $40,120,968, which represents 6.26% of the Fund's net assets, none of which is considered restricted. See Note 8 of Notes to Financial Statements.

2. Represents the current interest rate for a variable or increasing rate security.

3. When-issued security or forward commitment to be delivered and settled after December 31, 2004. See Note 1 of Notes to Financial Statements.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $15,460,082 or 2.41% of the Fund's net assets as of December 31, 2004.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $1,631,574 or 0.25% of the Fund's net assets as of December 31, 2004.

6. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts with an aggregate market value of $757,860. See Note 5 of Notes to Financial Statements.

7. Zero coupon bond reflects effective yield on the date of purchase.

8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $25,947,127 or 4.05% of the Fund's net assets as of December 31, 2004.


                         35 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

9. Issue is in default. See Note 1 of Notes to Financial Statements.

10. Non-income producing security.

11. Interest or dividend is paid-in-kind.

12. Received as the result of issuer reorganization.

13. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 9 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         36 | OPPENHEIMER CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES December 31, 2004
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------
Investments, at value (including securities loaned of $94,771,672)
(cost $868,480,568)--see accompanying statement of investments
                                                                         $  873,275,218
----------------------------------------------------------------------------------------
Cash                                                                            810,036
----------------------------------------------------------------------------------------
Collateral for securities loaned                                             49,436,365
----------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                        11,788
----------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold on a when-issued basis or forward commitment                79,045,414
Interest                                                                      6,459,288
Shares of beneficial interest sold                                              938,764
Futures margins                                                                 154,297
Other                                                                            10,730
                                                                         ---------------
Total assets                                                              1,010,141,900

----------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------
Return of collateral for securities loaned                                   96,463,722
----------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased on a when-issued basis or forward commitment          271,135,027
Shares of beneficial interest redeemed                                          731,066
Distribution and service plan fees                                              375,810
Transfer and shareholder servicing agent fees                                   159,419
Shareholder communications                                                      109,157
Trustees' compensation                                                           14,249
Other                                                                            37,450
                                                                         ---------------
Total liabilities                                                           369,025,900
----------------------------------------------------------------------------------------
NET ASSETS                                                               $  641,116,000
                                                                         ===============

----------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------
Par value of shares of beneficial interest                               $       61,418
----------------------------------------------------------------------------------------
Additional paid-in capital                                                  639,532,264
----------------------------------------------------------------------------------------
Accumulated net investment loss                                              (1,366,730)
----------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                 (2,584,773)
----------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                    5,473,821
                                                                         ---------------
NET ASSETS                                                               $  641,116,000
                                                                         ===============


                         37 | OPPENHEIMER CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$344,205,598 and 32,970,332 shares of beneficial interest outstanding)                              $10.44
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)     $10.96
-----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $148,444,668 and
14,225,317 shares of beneficial interest outstanding)                                               $10.44
-----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $84,695,628
and 8,107,638 shares of beneficial interest outstanding)                                            $10.45
-----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $25,579,594
and 2,451,078 shares of beneficial interest outstanding)                                            $10.44
-----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $38,190,512 and 3,663,197 shares of beneficial interest outstanding)                  $10.43

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         38 | OPPENHEIMER CORE BOND FUND

STATEMENT OF OPERATIONS For the Year Ended December 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $ 24,883,635
--------------------------------------------------------------------------------
Fee Income                                                            5,650,959
--------------------------------------------------------------------------------
Portfolio lending fees                                                  141,160
--------------------------------------------------------------------------------
Dividends                                                                    31
                                                                   -------------
Total investment income                                              30,675,785

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       3,796,106
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 870,851
Class B                                                               1,677,194
Class C                                                                 860,147
Class N                                                                 106,918
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 866,756
Class B                                                                 480,055
Class C                                                                 223,066
Class N                                                                  90,624
Class Y                                                                  27,705
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 106,590
Class B                                                                  73,187
Class C                                                                  25,779
Class N                                                                   2,823
--------------------------------------------------------------------------------
Custodian fees and expenses                                              39,054
--------------------------------------------------------------------------------
Trustees' compensation                                                   17,176
--------------------------------------------------------------------------------
Other                                                                    38,781
                                                                   -------------
Total expenses                                                        9,302,812
Less reduction to custodian expenses                                    (12,985)
Less payments and waivers of expenses                                (1,182,607)
                                                                   -------------
Net expenses                                                          8,107,220

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                22,568,565


                         39 | OPPENHEIMER CORE BOND FUND

STATEMENT OF OPERATIONS For the Year Ended December 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on:
Investments                                                         $11,031,252
Closing of futures contracts                                          2,349,123
Swap contracts                                                          407,953
                                                                    ------------
Net realized gain                                                    13,788,328
--------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                          (6,637,878)
Futures contracts                                                       (40,038)
Swap contracts                                                           (2,517)
                                                                    ------------
Net change in unrealized appreciation                                (6,680,433)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $29,676,460
                                                                    ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         40 | OPPENHEIMER CORE BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                                   2004              2003
-----------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------
Net investment income                                                             $ 22,568,565      $ 23,088,580
-----------------------------------------------------------------------------------------------------------------
Net realized gain                                                                   13,788,328        22,128,287
-----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                               (6,680,433)       (4,851,650)
                                                                                  -------------------------------
Net increase in net assets resulting from operations                                29,676,460        40,365,217

-----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------
Dividends from net investment
income:
Class A                                                                            (14,770,071)      (12,883,312)
Class B                                                                             (5,647,015)       (5,633,516)
Class C                                                                             (2,956,677)       (2,529,340)
Class N                                                                               (870,216)         (458,521)
Class Y                                                                             (2,000,794)       (1,457,612)

-----------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                            (40,358,244)       17,502,933
Class B                                                                            (50,192,314)      (24,959,463)
Class C                                                                             (6,332,036)       (2,398,431)
Class N                                                                              7,706,597         6,099,045
Class Y                                                                             (5,409,686)       17,894,037

-----------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                          (91,153,996)       31,541,037
-----------------------------------------------------------------------------------------------------------------
Beginning of period                                                                732,269,996       700,728,959
                                                                                  -------------------------------
End of period (including accumulated net investment
loss of $1,366,730 and $153,625, respectively)                                    $641,116,000      $732,269,996
                                                                                  ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         41 | OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A       YEAR ENDED DECEMBER 31,                  2004             2003          2002          2001          2000
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  10.38         $  10.14      $   9.74      $   9.79      $   9.97
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .38 1            .35           .54           .73           .73
Net realized and unrealized gain (loss)                 .12              .24           .40          (.05)         (.18)
                                                   ---------------------------------------------------------------------
Total from investment operations                        .50              .59           .94           .68           .55
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.44)            (.35)         (.54)         (.73)         (.73)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  10.44         $  10.38      $  10.14      $   9.74      $   9.79
                                                   =====================================================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     4.90%            5.87%        10.06%         7.05%         5.80%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $344,205         $382,966      $356,480      $280,132      $202,833
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $353,046         $382,420      $316,279      $237,232      $205,883
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  3.63%            3.39%         5.47%         7.31%         7.48%
Total expenses                                         1.10%            1.10%         1.10%         1.23%         1.31%
Expenses after payments and waivers and
reduction to custodian expenses                        0.93%             N/A 4,5       N/A 4         N/A 4         N/A 4
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  94% 6           111%          151%          162%          255%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $3,447,306,025 and $3,473,854,068, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         42 | OPPENHEIMER CORE BOND FUND

CLASS B       YEAR ENDED DECEMBER 31,                  2004             2003          2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  10.37         $  10.13      $   9.73      $   9.79      $  9.96
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .30 1            .27           .47           .65          .66
Net realized and unrealized gain (loss)                 .13              .24           .40          (.05)        (.17)
                                                   --------------------------------------------------------------------
Total from investment operations                        .43              .51           .87           .60          .49
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.36)            (.27)         (.47)         (.66)        (.66)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  10.44         $  10.37      $  10.13      $   9.73      $  9.79
                                                   ====================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     4.21%            5.05%         9.26%         6.14%        5.11%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $148,445         $197,774      $217,789      $161,998      $83,637
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $167,685         $216,853      $187,343      $118,521      $83,394
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  2.86%            2.61%         4.68%         6.60%        6.71%
Total expenses                                         1.91%            1.87%         1.85%         1.99%        2.07%
Expenses after payments and waivers
and reduction to custodian expenses                    1.69%             N/A 4,5       N/A 4         N/A 4        N/A 4
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  94% 6           111%          151%          162%         255%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $3,447,306,025 and $3,473,854,068, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         43 | OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

CLASS C       YEAR ENDED DECEMBER 31,                 2004            2003         2002         2001         2000
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 10.39         $ 10.14      $  9.74      $  9.80      $  9.97
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .30 1           .27          .47          .65          .66
Net realized and unrealized gain (loss)                .12             .25          .40         (.05)        (.17)
                                                   --------------------------------------------------------------
Total from investment operations                       .42             .52          .87          .60          .49
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.36)           (.27)        (.47)        (.66)        (.66)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $ 10.45         $ 10.39      $ 10.14      $  9.74      $  9.80
                                                   ==============================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    4.12%           5.18%        9.26%        6.14%        5.11%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $84,696         $90,583      $90,800      $57,049      $24,303
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $86,020         $96,361      $75,531      $36,886      $22,605
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 2.87%           2.64%        4.61%        6.65%        6.71%
Total expenses                                        1.87%           1.84%        1.83%        1.98%        2.07%
Expenses after payments and waivers and
reduction to custodian expenses                       1.68%            N/A 4,5      N/A 4        N/A 4        N/A 4
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 94% 6          111%         151%         162%         255%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $3,447,306,025 and $3,473,854,068, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         44 | OPPENHEIMER CORE BOND FUND

CLASS N       YEAR ENDED DECEMBER 31,                 2004            2003         2002        2001 1
-----------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 10.37         $ 10.13      $  9.73      $10.02
-----------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .35 2           .31          .51         .61
Net realized and unrealized gain (loss)                .13             .24          .40        (.29)
                                                   --------------------------------------------------
Total from investment operations                       .48             .55          .91         .32
-----------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.41)           (.31)        (.51)       (.61)
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                     $ 10.44         $ 10.37      $ 10.13      $ 9.73
                                                   ==================================================

-----------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                    4.71%           5.51%        9.73%       3.18%
-----------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $25,580         $17,732      $11,302      $2,176
-----------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $21,411         $15,338      $ 7,071      $  768
-----------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                 3.38%           3.03%        4.76%       7.87%
Total expenses                                        1.51%           1.50%        1.44%       1.37%
Expenses after payments and waivers
and reduction to custodian expenses                   1.20%           1.44%         N/A 5       N/A 5
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 94% 6          111%         151%        162%

1. For the period from March 1, 2001 (inception of offering) to December 31,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $3,447,306,025 and $3,473,854,068, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         45 | OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

CLASS Y       YEAR ENDED DECEMBER 31,                 2004            2003         2002        2001       2000
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 10.36         $ 10.12      $  9.72      $ 9.78      $9.95
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .41 1           .39          .59         .76       .85
Net realized and unrealized gain (loss)                .13             .24          .40        (.05)     (.18)
                                                   -------------------------------------------------------------
Total from investment operations                       .54             .63          .99         .71       .67
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.47)           (.39)        (.59)       (.77)     (.84)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $ 10.43         $ 10.36      $ 10.12      $ 9.72      $9.78
                                                   =============================================================

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    5.30%           6.35%       10.58%       7.30%     7.13%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $38,190         $43,215      $24,358      $4,067      $877
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $45,333         $38,398      $10,243      $2,286      $340
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 3.92%           3.80%        5.53%       7.85%     7.92%
Total expenses                                        0.64%           0.63%        0.63%       0.94%     0.83%
Expenses after payments and waivers and
reduction to custodian expenses                        N/A 4           N/A 4        N/A 4      0.92%       N/A 4
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 94% 5          111%         151%        162%      255%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $3,447,306,025 and $3,473,854,068, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         46 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Bond Fund (the Fund) is a separate fund of Oppenheimer Integrity Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. During the reporting period, the Fund's investment objective was to seek a high level of current income by investing mainly in debt instruments. On January 14, 2005, shareholders of the Fund approved a modification to the Fund's investment objective. Effective January 21, 2005, the Fund's investment objective is to seek total return by investing mainly in debt instruments. Also effective January 21, 2005, the Fund changed its name to Oppenheimer Core Bond Fund. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued


                         47 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of December 31, 2004, the market value of these securities comprised 2.3% of the Fund's net assets and resulted in unrealized cumulative losses of $43,500.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of December 31, 2004, the Fund had purchased $271,135,027 of securities on a when-issued basis or forward commitment and sold $79,045,414 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such


                         48 | OPPENHEIMER CORE BOND FUND
transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the coun-terparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2004, securities with an aggregate market value of $331,875, representing 0.05% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.


                         49 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
     UNDISTRIBUTED    UNDISTRIBUTED            ACCUMULATED     OTHER INVESTMENTS
     NET INVESTMENT       LONG-TERM                   LOSS    FOR FEDERAL INCOME
     INCOME                    GAIN     CARRYFORWARD 1, 2, 3        TAX PURPOSES
     ---------------------------------------------------------------------------
     $--                       $ --             $2,007,359           $ 3,755,268

1. As of December 31, 2004, the Fund had $2,007,359 of net capital loss carryforward available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2004, details of the capital loss carryforward were as follows:

                         EXPIRING
                         ----------------------------
                         2010              $2,007,359

2. During the fiscal year ended December 31, 2004, the Fund utilized $10,865,230 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended December 31, 2003, the Fund utilized $21,308,857 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2004. Net assets of the Fund were unaffected by the reclassifications.

                                                        INCREASE TO
                             REDUCTION TO           ACCUMULATED NET
     REDUCTION TO         ACCUMULATED NET             REALIZED LOSS
     PAID-IN CAPITAL      INVESTMENT LOSS            ON INVESTMENTS
     --------------------------------------------------------------
     $224,737                  $2,463,103                $2,238,366

The tax character of distributions paid during the years ended December 31, 2004 and December 31, 2003 was as follows:

                                          YEAR ENDED            YEAR ENDED
                                   DECEMBER 31, 2004     DECEMBER 31, 2003
     ---------------------------------------------------------------------
     Distributions paid from:
     Ordinary income                     $26,244,773           $22,962,301

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.


                         50 | OPPENHEIMER CORE BOND FUND

          Federal tax cost of securities               $ 869,428,376
          Federal tax cost of other investments         (112,353,044)
                                                       --------------
          Total federal tax cost                       $ 757,075,332
                                                       ==============

          Gross unrealized appreciation                $  11,686,463
          Gross unrealized depreciation                   (7,931,195)
                                                       --------------
          Net unrealized appreciation                  $   3,755,268
                                                       ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.


                         51 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                               YEAR ENDED DECEMBER 31, 2004        YEAR ENDED DECEMBER 31, 2003
                                   SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------
CLASS A
Sold                            9,562,646     $  99,724,382        17,721,848     $ 181,436,083
Dividends and/or
distributions reinvested        1,163,350        12,097,690         1,002,817        10,309,580
Redeemed                      (14,652,987)     (152,180,316)      (16,990,568)     (174,242,730)
                              ------------------------------------------------------------------
Net increase (decrease)        (3,926,991)    $ (40,358,244)        1,734,097     $  17,502,933
                              ==================================================================

------------------------------------------------------------------------------------------------
CLASS B
Sold                            2,207,444     $  22,976,953         6,543,598     $  66,993,404
Dividends and/or
distributions reinvested          432,832         4,499,401           416,679         4,280,170
Redeemed                       (7,478,492)      (77,668,668)       (9,390,171)      (96,233,037)
                              ------------------------------------------------------------------
Net decrease                   (4,838,216)    $ (50,192,314)       (2,429,894)    $ (24,959,463)
                              ==================================================================

------------------------------------------------------------------------------------------------
CLASS C
Sold                            2,121,902     $  22,129,587         4,137,840     $  42,416,735
Dividends and/or
distributions reinvested          235,133         2,447,087           188,926         1,943,214
Redeemed                       (2,971,439)      (30,908,710)       (4,556,213)      (46,758,380)
                              ------------------------------------------------------------------
Net decrease                     (614,404)    $  (6,332,036)         (229,447)    $  (2,398,431)
                              ==================================================================

------------------------------------------------------------------------------------------------
CLASS N
Sold                            1,560,717     $  16,256,014         1,180,184     $  12,109,063
Dividends and/or
distributions reinvested           79,094           822,229            43,725           449,358
Redeemed                         (897,845)       (9,371,646)         (630,145)       (6,459,376)
                              ------------------------------------------------------------------
Net increase                      741,966     $   7,706,597           593,764     $   6,099,045
                              ==================================================================
------------------------------------------------------------------------------------------------
CLASS Y

Sold                            4,235,213     $  44,071,154         2,667,388     $  27,169,896
Dividends and/or
distributions reinvested           72,990           761,028            22,711           233,571
Redeemed                       (4,815,194)      (50,241,868)         (926,456)       (9,509,430)
                              ------------------------------------------------------------------
Net increase (decrease)          (506,991)    $  (5,409,686)        1,763,643     $  17,894,037
                              ==================================================================


                         52 | OPPENHEIMER CORE BOND FUND

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the year ended December 31, 2004, were $377,213,164 and $365,370,445, respectively. There were purchases of $177,210,506 and sales of $255,586,634 of U.S. government and government agency obligations for the year ended December 31, 2004. In addition, there were purchases of $3,447,306,025 and sales of $3,473,854,068 of To Be Announced (TBA) mortgage-related securities for the year ended December 31, 2004.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at annual rate of 0.60% of the first $200 million of average annual net assets of the Fund, 0.57% of the next $200 million, 0.54% of the next $200 million, 0.51% of the next $200 million, 0.45% of the next $200 million and 0.35% of average annual net assets in excess of $1 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2004, the Fund paid $1,672,747 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.


                         53 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2004 for Class B, Class C and Class N shares were $3,522,475, $1,649,652 and $447,604, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                            CLASS A          CLASS B          CLASS C          CLASS N
                           CLASS A       CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                         FRONT-END         DEFERRED         DEFERRED         DEFERRED         DEFERRED
                     SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
                       RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
YEAR ENDED             DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
------------------------------------------------------------------------------------------------------
December 31, 2004         $399,216           $5,067         $600,703          $15,640          $26,286
------------------------------------------------------------------------------------------------------

PAYMENTS AND WAIVERS OF EXPENSES. Effective March 1, 2004, the Manager has voluntarily undertaken to limit the "Total Annual Operating Expenses" for all classes of shares so that "Total Annual Operating Expenses," as percentages of average daily net assets, will not exceed the following annual rates: 0.90% for the Class A shares; 1.65% for the Class B and Class C shares, respectively; 1.15% for the Class N shares and 0.65% for the Class Y shares. During the year ended December 31, 2004, the Manager reimbursed the Fund $595,195, $361,818, $157,462 and $53,019 for Class A, Class B, Class C and Class N, respectively. The Manager may terminate this voluntary expense limitation arrangement at any time without notice to shareholders.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended December 31, 2004, OFS waived $15,113 for Class N shares, respectively. This undertaking may be amended or withdrawn at any time.


                         54 | OPPENHEIMER CORE BOND FUND

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2004, the Fund had outstanding futures contracts as follows:

                                                                                    UNREALIZED
                              EXPIRATION     NUMBER OF       VALUATION AS OF      APPRECIATION
CONTRACT DESCRIPTION                DATE     CONTRACTS     DECEMBER 31, 2004     (DEPRECIATION)
-----------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                  3/21/05           367          $ 41,287,500          $646,060
U.S. Treasury Nts., 10 yr.       3/21/05           118            13,208,625            19,211
                                                                                      ---------
                                                                                       665,271
                                                                                      ---------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.        3/31/05           483           101,233,781            90,456
U.S. Treasury Nts., 5 yr.        3/21/05           600            65,718,750           (88,344)
                                                                                      ---------
                                                                                         2,112
                                                                                      ---------
                                                                                      $667,383
                                                                                      =========


                         55 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. CREDIT SWAP CONTRACTS

The Fund may enter into a credit swap transaction to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Credit swaps are subject to credit risks (if the counterparty fails to meet its obligations). The Fund pays an annual interest fee on the notional amount in exchange for the counterparty paying in a potential credit event.

During the year ended December 31, 2004, the Fund entered into transactions to hedge credit risk. Information regarding the credit swaps is as follows:

                                         EXPIRATION          NOTIONAL      VALUATION AS OF       UNREALIZED
CONTRACT DESCRIPTION                           DATE            AMOUNT    DECEMBER 31, 2004     DEPRECIATION
-----------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.       3/20/10       $21,000,000             $(61,129)         $61,129
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of December 31, 2004, the Fund had entered into the following total return swap agreements:

                                          PAID BY         RECEIVED BY
                                      THE FUND AT         THE FUND AT
                        NOTIONAL     DECEMBER 31,        DECEMBER 31,     TERMINATION       UNREALIZED
SWAP COUNTERPARTY         AMOUNT             2004                2004           DATES     APPRECIATION
------------------------------------------------------------------------------------------------------
                                                             Value of
                                        One-Month     total return of
                                    LIBOR less 50     Lehman Brothers
Deutsche Bank AG      $7,850,000     basis points          CMBS Index          1/1/05          $39,109

                                                             Value of
                                                      total return of
Goldman Sachs                           One-Month     Lehman Brothers
Capital Markets LP     7,850,000       LIBOR flat          CMBS Index         3/31/05           33,808
                                                                                               -------
                                                                                               $72,917
                                                                                               =======

Index abbreviations are as follows:

CMBS       Commercial Mortgage Backed Securities Markets
LIBOR      London-Interbank Offered Rate


                         56 | OPPENHEIMER CORE BOND FUND

--------------------------------------------------------------------------------
8. ILLIQUID OR RESTRICTED SECURITIES

As of December 31, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Information concerning restricted securities is as follows:

                                 ACQUISITION                VALUATION AS OF       UNREALIZED
SECURITY                                DATE      COST    DECEMBER 31, 2004     DEPRECIATION
--------------------------------------------------------------------------------------------
Geotek Communications, Inc.,
Series B, Escrow Shares               1/4/01      $100                  $--             $100

--------------------------------------------------------------------------------
9. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of December 31, 2004, the Fund had on loan securities valued at $94,771,672. Cash of $96,463,722 was received as collateral for the loans, of which $47,027,357 was invested in approved instruments.

--------------------------------------------------------------------------------
10. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 31 present and former Directors or Trustees and 9 present and former officers of the funds. This complaint, filed in the U.S. District Court for the Southern District of New York on January 10, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged


                         57 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10. LITIGATION Continued

excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability, and they have retained legal counsel to defend such suits. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                         58 | OPPENHEIMER CORE BOND FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER CORE BOND FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Core Bond Fund, formerly known as Oppenheimer Bond Fund, a series of Oppenheimer Integrity Funds, including the statement of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. Additionally, an audit includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Core Bond Fund as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
February 11, 2005


                         59 | OPPENHEIMER CORE BOND FUND

FEDERAL INCOME TAX INFORMATION Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.



PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                         60 | OPPENHEIMER CORE BOND FUND

TRUSTEES AND OFFICERS Unaudited
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE         HELD BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE

INDEPENDENT                          THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, CO
TRUSTEES                             80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER RESIGNATION,
                                     RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,                Chairman of the following private mortgage banking companies: Cherry Creek Mortgage
Chairman of the Board of             Company (since 1991), Centennial State Mortgage Company (since 1994), The El Paso
Trustees (since 2003) and            Mortgage Company (since 1993), Transland Financial Services, Inc. (since 1997);
Trustee (since 1999)                 Chairman of the following private companies: Great Frontier Insurance (insurance
Age: 67                              agency) (since 1995), Ambassador Media Corporation and Broadway Ventures (since
                                     1984); a director of the following public companies: Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992) and UNUMProvident (insurance company)
                                     (since 1991). Mr. Armstrong is also a Director/Trustee of Campus Crusade for Christ and the Bradley Foundation. Formerly a director of the following: Storage Technology
                                     Corporation (a publicly-held computer equipment company) (1991-February 2003), and
                                     International Family Entertainment (television channel) (1992-1997), Frontier Real
                                     Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier Title
                                     (title insurance agency) (1995-June 1999); a U.S. Senator (January 1979-January
                                     1991). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                      Formerly, Director and President of A.G. Edwards Capital, Inc. (General Partner of
Trustee (since 1993)                 private equity funds) (until February 2001); Chairman, President and Chief Executive
Age: 73                              Officer of A.G. Edwards Capital, Inc. (until March 2000); Vice Chairman and Director of A.G. Edwards, Inc. and Vice Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary) (until March 1999); Chairman of A.G. Edwards Trust Company and
                                     A.G.E. Asset Management (investment advisor) (until March 1999); and a Director
                                     (until March 2000) of A.G. Edwards & Sons and A.G. Edwards Trust Company. Oversees 38
                                     portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                     Formerly Assistant Secretary and a director (December 1991-April 1999) of Centennial
Trustee (since 2001)                 Asset Management Corporation; President, Treasurer and a director (June 1989-April
Age: 68                              1999) of Centennial Capital Corporation; Chief Executive Officer and a director of
                                     MultiSource Services, Inc. (March 1996-April 1999). Until April 1999 Mr. Bowen held several positions in subsidiary or affiliated companies of the Manager. Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,                   A member of The Life Guard of Mount Vernon, George Washington's home (since June
Trustee (since 2001)                 2000). Formerly Director (March 2001-May 2002) of Genetic ID, Inc. and its
Age: 66                              subsidiaries (a privately held biotech company); a partner (July 1974-June 1999) with
                                     PricewaterhouseCoopers LLP (an accounting firm); and Chairman (July 1994-June 1998)
                                     of Price Waterhouse LLP Global Investment Management Industry Services Group.
                                     Oversees 38 portfolios in the OppenheimerFunds complex.


                         61 | OPPENHEIMER CORE BOND FUND

TRUSTEES AND OFFICERS Unaudited / Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
JON S. FOSSEL,                       Director (since February 1998) of Rocky Mountain Elk Foundation (a not-for-profit
Trustee (since 1990)                 foundation); a director (since 1997) of Putnam Lovell Finance (finance company); a
Age: 62                              director (since June 2002) of UNUMProvident (an insurance company). Formerly a director (October 1999-October 2003) of P.R. Pharmaceuticals (a privately held company); Chairman and a director (until October 1996) and President and Chief
                                     Executive Officer (until October 1995) of the Manager; President, Chief Executive
                                     Officer and a director (until October 1995) of Oppenheimer Acquisition Corp.,
                                     Shareholders Services Inc. and Shareholder Financial Services, Inc. Oversees 38
                                     portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                        Director of Colorado Uplift (a non-profit charity) (since September 1984). Formerly
Trustee (since 1996)                 (until October 1994) Mr. Freedman held several positions in subsidiary or affiliated
Age: 64                              companies of the Manager. Oversees 38 portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,                 Trustee of Monterey International Studies (an educational organization) (since
Trustee (since 2002)                 February 2000); a director of The California Endowment (a philanthropic organization)
Age: 58                              (since April 2002) and of Community Hospital of Monterey Peninsula (educational organization) (since February 2002); a director of America Funds Emerging Markets
                                     Growth Fund (since October 1991) (an investment company); an advisor to Credit Suisse
                                     First Boston's Sprout venture capital unit. Mrs. Hamilton also is a member of the investment committees of the Rockefeller Foundation and of the University of
                                     Michigan. Formerly, Trustee of MassMutual Institutional Funds (open-end investment company) (1996-May 2004); a director of MML Series Investment Fund (April 1989-May
                                     2004) and MML Services (April 1987-May 2004) (investment companies); member of the investment committee (2000-2003) of Hartford Hospital; an advisor (2000-2003) to
                                     Unilever (Holland)'s pension fund; and President (February 1991-April 2000) of ARCO
                                     Investment Management Company. Oversees 37 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                    Chairman, Chief Executive Officer and Director of Steele Street State Bank (a
Trustee (since 2002)                 commercial banking entity) (since August 2003); director of Colorado UpLIFT (a
Age: 60                              non-profit organization) (since 1986); trustee (since 2000) of the Gallagher Family
                                     Foundation (non-profit organization). Formerly, Chairman of U.S. Bank-Colorado (a subsidiary of U.S. Bancorp and formerly Colorado National Bank,) (July 1996-April 1,
                                     1999), a director of: Commercial Assets, Inc. (a REIT) (1993-2000), Jones Knowledge,
                                     Inc. (a privately held company) (2001-July 2004) and U.S. Exploration, Inc. (oil and
                                     gas exploration) (1997-February 2004). Oversees 37 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,            Trustee of MassMutual Institutional Funds (since 1996) and MML Series Investment Fund
Trustee (since 2001)                 (since 1987) (both open-end investment companies) and the Springfield Library and
Age: 62                              Museum Association (since 1995) (museums) and the Community Music School of
                                     Springfield (music school) (since 1996); Trustee (since 1987), Chairman of the Board
                                     (since 2003) and Chairman of the investment committee (since 1994) for the Worcester
                                     Polytech Institute (private university); and President and Treasurer (since January
                                     1999) of the SIS Fund (a private not for profit charitable fund). Formerly, member of the investment committee of the Community Foundation of Western Massachusetts (1998-
                                     2003); Chairman (January 1999-July 1999) of SIS & Family Bank, F.S.B. (formerly SIS
                                     Bank) (commercial bank); and Executive Vice President (January 1999-July 1999) of
                                     Peoples Heritage Financial Group, Inc. (commercial bank). Oversees 38 portfolios in the OppenheimerFunds complex.


                         62 | OPPENHEIMER CORE BOND FUND

----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                   THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER, 225
AND OFFICER                          LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN
                                     INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                      Chairman, Chief Executive Officer and director (since June 2001) and President (since
President and Trustee                September 2000) of the Manager; President and a director or trustee of other
(since 2001)                         Oppenheimer funds; President and a director (since July 2001) of Oppenheimer
Age: 55                              Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer
                                     Partnership Holdings, Inc. (a holding company subsidiary of the Manager); a director
                                     (since November 2001) of OppenheimerFunds Distributor, Inc. (a subsidiary of the
                                     Manager); Chairman and a director (since July 2001) of Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager);
                                     President and a director (since July 2001) of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management,
                                     Inc., Centennial Asset Management Corporation, Trinity Investment Management
                                     Corporation and Tremont Capital Management, Inc. (since November 2001), HarbourView
                                     Asset Management Corporation and OFI Private Investments, Inc. (since July 2001);
                                     President (since November 1, 2001) and a director (since July 2001) of Oppenheimer
                                     Real Asset Management, Inc.; Executive Vice President (since February 1997) of
                                     Massachusetts Mutual Life Insurance Company (the Manager's parent company); a director (since June 1995) of DLB Acquisition Corporation (a holding company that owns the shares of Babson Capital Management LLC); a member of the Investment Company
                                     Institute's Board of Governors (elected to serve from October 3, 2003 through
                                     September 30, 2006). Formerly, Chief Operating Officer (September 2000-June 2001) of
                                     the Manager; President and trustee (November 1999-November 2001) of MML Series
                                     Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life Insurance Company; President,
                                     Chief Executive Officer and director (September 1999-August 2000) of MML Bay State
                                     Life Insurance Company; a director (June 1989-June 1998) of Emerald Isle Bancorp and
                                     Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees
                                     62 portfolios as Trustee/Director and 21 additional portfolios as Officer in the
                                     OppenheimerFunds complex.

----------------------------------------------------------------------------------------------------------------------------
OFFICERS                             THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MESSRS. MANIOUDAKIS
                                     AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY
                                     10281-1008, FOR MESSRS. VANDEHEY AND WIXTED 6803 S. TUCSON WAY, CENTENNIAL, CO
                                     80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER EARLIER
                                     RESIGNATION, DEATH OR REMOVAL.

ANGELO MANIOUDAKIS,                  Senior Vice President of the Manager (since April 2002), of HarbourView Asset
Vice President and Portfolio         Management Corporation (since April, 2002 and of OFI Institutional Asset Management,
Manager (since 2002)                 Inc. (since June 2002); an officer of 15 portfolios in the OppenheimerFunds complex.
Age: 38                              Formerly Executive Director and portfolio manager for Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment Management (August 1993-April 2002).

BENJAMIN GORD,                       Vice President of the Manager (since April 2002), of HarbourView Asset Management
Portfolio Manager (since 2003)       Corporation (since April 2002) and of OFI Institutional Asset Management, Inc. (as of
Age: 42                              June 2002); an officer of 1 portfolio in the OppenheimerFunds complex. Formerly an executive director and senior fixed income analyst at Miller Anderson & Sherrerd, a division of Morgan Stanley Investment Management (April 1992-March 2002).


                         63 | OPPENHEIMER CORE BOND FUND

TRUSTEES AND OFFICERS Unaudited / Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
CHARLES MOON,                        Vice President of the Manager (since April 2002, of HarbourView Asset Management
Portfolio Manager (since 2003)       Corporation (since April 2002) and of OFI Institutional Asset Management, Inc. (since
Age: 37                              June 2002); an officer of 1 portfolio in the OppenheimerFunds complex. Formerly executive director and portfolio manager at Miller Anderson & Sherrerd, a division of
                                     Morgan Stanley Investment Management (June 1999-March 2002); Vice President of
                                     Citicorp Securities Inc. (June 1993-May 1999).

BRIAN W. WIXTED,                     Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer of
Treasurer (since 1999)               HarbourView Asset Management Corporation, Shareholder Financial Services, Inc.,
Age: 45                              Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation, and
                                     Oppenheimer Partnership Holdings, Inc. (since March 1999), of OFI Private
                                     Investments, Inc. (since March 2000), of OppenheimerFunds International Ltd. and
                                     OppenheimerFunds plc (since May 2000), of OFI Institutional Asset Management, Inc.
                                     (since November 2000), and of OppenheimerFunds Legacy Program (a Colorado non-profit corporation) (since June 2003); Treasurer and Chief Financial Officer (since May
                                     2000) of OFI Trust Company (a trust company subsidiary of the Manager); Assistant
                                     Treasurer (since March 1999) of Oppenheimer Acquisition Corp. Formerly Assistant
                                     Treasurer of Centennial Asset Management Corporation (March 1999-October 2003) and
                                     OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief Operating
                                     Officer (March 1995-March 1999) at Bankers Trust Company-Mutual Fund Services
                                     Division. An officer of 83 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                      Executive Vice President (since January 2004) and General Counsel (since February
Vice President and                   2002) of the Manager; General Counsel and a director (since November 2001) of the
Secretary (since 2001)               Distributor; General Counsel (since November 2001) of Centennial Asset Management
Age: 56                              Corporation; Senior Vice President and General Counsel (since November 2001) of
                                     HarbourView Asset Management Corporation; Secretary and General Counsel (since
                                     November 2001) of Oppenheimer Acquisition Corp.; Assistant Secretary and a director
                                     (since October 1997) of OppenheimerFunds International Ltd. and OppenheimerFunds plc;
                                     Vice President and a director (since November 2001) of Oppenheimer Partnership
                                     Holdings, Inc.; a director (since November 2001) of Oppenheimer Real Asset
                                     Management, Inc.; Senior Vice President, General Counsel and a director (since
                                     November 2001) of Shareholder Financial Services, Inc., Shareholder Services, Inc.,
                                     OFI Private Investments, Inc. and OFI Trust Company; Vice President (since November
                                     2001) of OppenheimerFunds Legacy Program; Senior Vice President and General Counsel
                                     (since November 2001) of OFI Institutional Asset Management, Inc.; a director (since
                                     June 2003) of OppenheimerFunds (Asia) Limited. Formerly Senior Vice President (May
                                     1985-December 2003), Acting General Counsel (November 2001-February 2002) and
                                     Associate General Counsel (May 1981-October 2001) of the Manager; Assistant Secretary
                                     of Shareholder Services, Inc. (May 1985-November 2001), Shareholder Financial
                                     Services, Inc. (November 1989-November 2001); and OppenheimerFunds International Ltd.
                                     (October 1997-November 2001). An officer of 83 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                    Senior Vice President and Chief Compliance Officer (since March 2004) of the Manager;
Vice President and Chief             Vice President (since June 1983) of OppenheimerFunds Distributor, Inc., Centennial
Compliance Officer                   Asset Management Corporation and Shareholder Services, Inc. Formerly (until February
(since 2004)                         2004) Vice President and Director of Internal Audit of OppenheimerFunds, Inc. An
Age: 54                              officer of 83 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.525.7048.


                         64 | OPPENHEIMER CORE BOND FUND

ITEM 2. CODE OF ETHICS

      The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      (a)   Audit Fees

            The principal accountant for the audit of the registrant's annual financial statements billed $17,500 in fiscal 2004 and $16,000 in fiscal 2003.

      (b)   Audit-Related Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $35,859 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include: internal control reviews.

      (c)   Tax Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $5,548 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

      (d)   All Other Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

      (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

            The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

            Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

            (2) 100%

      (f)   Not applicable as less than 50%.

      (g) The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $41,407 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

      (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      The registrant's Board of Trustees has established a Governance Committee, one function of which is to create and oversee the process by which shareholders can submit nominees for positions on the Board. The Governance Committee has not yet adopted a charter, but anticipates that it will do so by the end of this calendar year. The Committee has temporarily adopted the process previously adopted by the Audit Committee regarding shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Committee in care of the Fund. The Committee may consider such persons at such time as it meets to consider possible nominees. The Committee, however, reserves solo discretion to determine the candidates for trustees and independent trustees to recommend to the Board and/or shareholders and may identify candidates other than those submitted by Shareholders. The Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board of Trustees of the registrant, or to an individual Trustee c/o the Secretary of the Fund at 6803 South Tucson Way, Centennial, Colorado 80112 and may submit their correspondence electronically at WWW.OPPENHEIMERFUNDS.COM under the caption "contact us." If your correspondence is intended for a particular Trustee, please indicate the name of the Trustee for whom it is intended. The sender should indicate in the address whether it is intended for the entire board, the Independent Trustees as group, or to an individual Trustee. The Governance Committee will consider if a different process should be recommended to the Board.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) TThere have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)